Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) - Derivative Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest rate swap, Liabilities	$ 0	$ 0
Interest rate swap, Assets	194,196	225,109
Long Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest rate swap, Liabilities	0	0
Interest rate swap, Assets	$ 265,804	$ 898,400